Consolidated Statements of Changes in Stockholders' Equity (parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ (1.2)	$ (1.16)	$ (1.1)
Common Stock, Dividend Rate, Percentage		10.00%